Schedule of investments
Macquarie VIP Smid Cap Core Series
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.48%
Basic Materials — 7.14%
Beacon Roofing Supply †	26,979	$ 2,331,795
Boise Cascade	21,463	3,025,854
Huntsman	102,923	2,490,737
Kaiser Aluminum	14,351	1,040,735
Minerals Technologies	31,901	2,463,714
Reliance	9,469	2,738,529
Summit Materials Class A †	35,225	1,374,832
		15,466,196
Business Services — 5.31%
ABM Industries	29,295	1,545,604
Aramark	43,992	1,703,810
ASGN †	17,737	1,653,620
Casella Waste Systems Class A †	15,092	1,501,503
Clean Harbors †	8,521	2,059,611
UL Solutions Class A	14,772	728,260
WillScot Holdings †	61,573	2,315,145
		11,507,553
Capital Goods — 11.78%
Ameresco Class A †	20,155	764,681
API Group †	20,604	680,344
Applied Industrial Technologies	3,917	874,000
Atkore	4,838	409,972
Carlisle	6,408	2,881,998
Chart Industries †	7,509	932,167
Federal Signal	21,828	2,040,045
Gates Industrial †	40,433	709,599
Graco	18,251	1,597,145
Kadant	4,250	1,436,500
KBR	31,071	2,023,654
Lincoln Electric Holdings	11,616	2,230,504
Quanta Services	4,292	1,279,660
Regal Rexnord	9,175	1,521,949
Tetra Tech	45,192	2,131,255
WESCO International	13,549	2,275,961
Zurn Elkay Water Solutions	48,122	1,729,505
		25,518,939
Consumer Discretionary — 4.26%
BJ's Wholesale Club Holdings †	22,841	1,883,926
Dick's Sporting Goods	13,024	2,718,109
Five Below †	12,920	1,141,482
Malibu Boats Class A †	16,545	642,111
Steven Madden	58,197	2,851,071
		9,236,699
Consumer Services — 2.78%
Brinker International †	26,971	2,064,091
Jack in the Box	9,403	437,615
Texas Roadhouse	14,433	2,548,868
Wendy's	55,685	975,601
		6,026,175
Consumer Staples — 2.96%
Casey's General Stores	7,620	2,862,910
Helen of Troy †	7,611	470,740
J & J Snack Foods	9,733	1,675,244
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples (continued)
YETI Holdings †	34,551	$ 1,417,628
		6,426,522
Credit Cyclicals — 3.71%
BorgWarner	36,047	1,308,146
KB Home	18,548	1,589,378
La-Z-Boy	24,932	1,070,331
Taylor Morrison Home †	21,755	1,528,506
Toll Brothers	16,505	2,549,857
		8,046,218
Energy — 4.87%
Chesapeake Energy	38,842	3,194,755
Liberty Energy	151,537	2,892,841
Permian Resources	144,162	1,962,045
Southwestern Energy †	351,688	2,500,502
		10,550,143
Financials — 14.36%
Axis Capital Holdings	34,778	2,768,677
Columbia Banking System	97,651	2,549,668
East West Bancorp	41,520	3,435,365
Essent Group	27,712	1,781,604
Hamilton Lane Class A	11,631	1,958,544
Kemper	41,993	2,572,071
Pinnacle Financial Partners	25,981	2,545,358
Primerica	6,285	1,666,468
Reinsurance Group of America	12,231	2,664,768
SouthState	20,278	1,970,616
Stifel Financial	30,254	2,840,851
Webster Financial	60,899	2,838,502
WSFS Financial	29,697	1,514,250
		31,106,742
Healthcare — 13.06%
Amicus Therapeutics †	81,608	871,573
Apellis Pharmaceuticals †	24,017	692,650
Azenta †	18,034	873,567
Bio-Techne	19,582	1,565,189
Blueprint Medicines †	19,982	1,848,335
Encompass Health	22,383	2,163,093
Exact Sciences †	26,115	1,778,954
Halozyme Therapeutics †	36,319	2,078,900
Insmed †	35,210	2,570,330
Inspire Medical Systems †	6,922	1,460,888
Intra-Cellular Therapies †	18,080	1,322,914
Lantheus Holdings †	13,494	1,480,967
Ligand Pharmaceuticals †	14,064	1,407,666
Natera †	21,838	2,772,334
Neurocrine Biosciences †	17,744	2,044,464
OmniAb 12.5 =, †	3,815	0
OmniAb 15 =, †	3,815	0
Repligen †	8,815	1,311,848
Supernus Pharmaceuticals †	33,818	1,054,445
Ultragenyx Pharmaceutical †	17,895	994,067
		28,292,184
NQ- IV087 [0924] 1124 (4017390)    1

Schedule of investments
Macquarie VIP Smid Cap Core Series   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Media — 1.71%
IMAX †	58,058	$ 1,190,770
Interpublic Group	49,964	1,580,361
Nexstar Media Group	5,601	926,125
		3,697,256
Real Estate Investment Trusts — 7.48%
Brixmor Property Group	84,651	2,358,377
Camden Property Trust	20,280	2,505,188
First Industrial Realty Trust	40,641	2,275,083
Healthpeak Properties	87,715	2,006,042
Jones Lang LaSalle †	6,627	1,788,031
Kite Realty Group Trust	77,853	2,067,776
National Storage Affiliates Trust	37,490	1,807,018
Terreno Realty	21,101	1,410,180
		16,217,695
Technology — 13.77%
Box Class A †	28,123	920,466
Coherent †	28,652	2,547,449
Dynatrace †	30,983	1,656,661
ExlService Holdings †	63,903	2,437,899
Guidewire Software †	15,285	2,796,238
MACOM Technology Solutions Holdings †	18,372	2,044,069
Procore Technologies †	19,246	1,187,863
PTC †	11,092	2,003,881
Q2 Holdings †	23,852	1,902,674
Rapid7 †	19,825	790,819
Rubrik Class A †	5,255	168,948
Semtech †	48,782	2,227,386
Silicon Laboratories †	11,346	1,311,257
Smartsheet Class A †	24,109	1,334,674
Sprout Social Class A †	13,483	391,951
SPS Commerce †	4,235	822,310
Varonis Systems †	39,721	2,244,237
WNS Holdings †	26,085	1,374,940
Workiva †	11,129	880,527
Yelp †	22,413	786,248
		29,830,497
Transportation — 3.64%
ArcBest	3,104	336,629
International Seaways	12,590	649,140
Kirby †	22,268	2,726,271
Knight-Swift Transportation Holdings	31,750	1,712,913
Saia †	805	351,994
	Number of shares	Value (US $)
Common Stocks (continued)
Transportation (continued)
Scorpio Tankers	4,563	$ 325,342
Teekay Tankers Class A	2,902	169,042
Werner Enterprises	28,479	1,099,005
XPO †	4,787	514,650
		7,884,986
Utilities — 1.65%
Black Hills	28,753	1,757,383
Spire	27,089	1,822,819
		3,580,202
Total Common Stocks (cost $182,674,529)		213,388,007

Short-Term Investments — 1.77%
Money Market Mutual Funds — 1.77%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	956,795	956,795
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	956,798	956,798
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	956,797	956,797
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	956,798	956,798
Total Short-Term Investments (cost $3,827,188)		3,827,188

Total Value of Securities—100.25% (cost $186,501,717)		217,215,195
Liabilities Net of Receivables and Other Assets—(0.25%)		(532,378)
Net Assets Applicable to 16,687,456 Shares Outstanding—100.00%		$216,682,817
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

2    NQ- IV087 [0924] 1124 (4017390)